Equity (Tables)	12 Months Ended
Dec. 31, 2019
Equity (Tables) [Line Items]
Schedule of restricted shares
	Number of restricted shares	Weighted average granted date fair value
Granted and unvested as of December 31, 2017	$1,308	$7.90
Granted	370,525	0.85
Vested	(370,683)	0.85
Forfeited	(1,150)	7.90
Granted and unvested as of December 31, 2018	$-	$-

Granted and unvested as of December 31, 2019	$-	$-

Schedule of warrants activity
	Number of shares	Weighted average life	Expiration dates
Balance of warrants outstanding as of December 31, 2017	9,280,323	3.52 years	July 6, 2021
Grants of Series A Warrants	576,924	4 years	July 9, 2022
Grants of Placement Agent Warrant	46,154	4 years	July 9, 2022
Grants of Series B Warrants	390,579	0.08 years	August 9, 2018
Exercise of Series B Warrants	(390,579)
Balance of warrants outstanding as of December 31, 2018	9,903,401	2.58 years	*

Balance of warrants outstanding as of December 31, 2019	9,903,401	1.58 years	*

Series A Warrants [Member]
Equity (Tables) [Line Items]
Schedule of assumptions used to value stock options granted using a Black-Scholes model
	On July 10, 2018	On December 31, 2018	On December 31, 2019
Terms of warrants	48 months	42 months	30 months
Exercise price	2.60	2.60	1.18
Risk free rate of interest	2.77%	2.77%	1.56%
Dividend yield	0.00%	0.00%	0.00%
Annualized volatility of underlying stock	2.03	2.09	2.45

Series B Warrants [Member]
Equity (Tables) [Line Items]
Schedule of assumptions used to value stock options granted using a Black-Scholes model
On July 10, 2018
Terms of warrants	1 month
Exercise price	0.001
Risk free rate of interest	1.88%
Dividend yield	0.00%
Annualized volatility of underlying stock	0.87